The Group's Revenue Is Reported Net Of VAT And Surcharges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Net revenues	$ 209,558	$ 211,822	$ 166,668
Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	37,357	22,465
Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	172,201	189,357
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	165,900	158,300
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	43,658	53,552
Professional education services
Disaggregation of Revenue [Line Items]
Net revenues	197,835	196,047	150,484
Professional education services | Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	37,357	22,465
Professional education services | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	160,478	173,582
Professional education services | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	165,900	158,300
Professional education services | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	31,935	37,747
Sales of learning simulation software
Disaggregation of Revenue [Line Items]
Net revenues	9,516	12,979	11,576
Sales of learning simulation software | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	9,516	12,979
Sales of learning simulation software | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	9,516	12,979
Business start-up training services
Disaggregation of Revenue [Line Items]
Net revenues	2,207	2,796	4,608
Business start-up training services | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	2,207	2,796
Business start-up training services | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	2,207	2,796
Online education services
Disaggregation of Revenue [Line Items]
Net revenues	159,338	145,917	117,026
Online education services | Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	37,357	22,465
Online education services | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	121,981	123,452
Online education services | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	158,548	144,221
Online education services | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	790	1,696
Books and reference materials
Disaggregation of Revenue [Line Items]
Net revenues	22,061	27,372	$ 10,213
Books and reference materials | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	22,061	27,372
Books and reference materials | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	22,061	27,372
Other professional education services
Disaggregation of Revenue [Line Items]
Net revenues	16,436	22,758
Other professional education services | Non Refundable Course Model
Disaggregation of Revenue [Line Items]
Net revenues	16,436	22,758
Other professional education services | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	7,352	14,079
Other professional education services | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net revenues	$ 9,084	$ 8,679